Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ millions)	Triumph Consolidated Adjusted EBITDAP ($ millions)(4)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,606,058	$7,700,420	$1,295,596	$1,614,605	$223	$184	$512	$144
2023	$5,928,272	$428,476	$1,242,030	$316,103	$171.45	$166.45	$90	$188
2022	$5,933,161	$10,128,002	$1,731,499	$2,400,078	$373.96	$159.84	($43)	$160
2021	$7,863,997	$13,271,067	$1,401,319	$1,843,131	$271.89	$139.78	($451)	$109

(1) Mr. Crowley served as our principal executive officer (PEO) for all of fiscal year 2024, fiscal year 2023, fiscal year 2022, and fiscal year 2021. Our non-PEO NEOs included: (a) for fiscal year 2024, Mr. McCabe, Ms. Allen, Mr. Quigley and Mr. Kasiguran; (b) for fiscal year 2023, Mr. McCabe, Ms. Allen, Mr. Quigley, Mr. Kasiguran, and William Kircher; (c) for fiscal year 2022, Mr. McCabe, Ms. Allen, Mr. Quigley, and Mr. Kircher; and (d) for fiscal year 2021, Mr. McCabe, Ms. Allen, Peter Wick, Mr. Kircher, and Daniel Ostrosky.

(2) The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
SCT Total	$7,863,997	$5,933,161	$5,928,272	$5,606,058
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,653,749)	($3,412,500)	($3,510,001)	($3,412,503)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$7,446,085	$5,888,573	$3,481,113	$4,989,618
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,014,292	$1,219,254	($4,368,263)	$43,888
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,471,661	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$128,782	$499,514	($1,102,645)	$473,359
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$13,271,067	$10,128,002	$428,476	$7,700,420

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
Average SCT Total	$1,401,319	$1,731,499	$1,242,030	$1,295,596
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($428,578)	($770,201)	($397,287)	($493,387)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$557,429	$1,329,045	$393,911	$721,410
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$229,774	$80,944	($563,000)	$10,318
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$25,073	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$64,183	$28,791	($140,038)	$80,668
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($6,068)	$0	($219,513)	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Average Compensation Actually Paid	$1,843,131	$2,400,078	$316,103	$1,614,605

(3) The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Aerospace & Defense Index.

(4) Adjusted EBITDAP is a non-GAAP financial measure. For a reconciliation of net income to EBITDAP, see Appendix A to this Proxy Statement.

Supplemental Disclosure

The charts below illustrate the relationship between the PEO and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during the period fiscal year 2021-fiscal year 2024. This relationship reflects the impact of changes in the Company’s stock price performance on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table for the PEO and other NEOs.

CAP Versus Performance Metrics

The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during fiscal years 2021-2024.

The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDAP during fiscal years 2021-2024.

Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for fiscal year 2024 as further described in our CD&A above. For a reconciliation of non-GAAP financial measures, see Appendix A to this Proxy Statement.

Most Important Performance Measures
• Adjusted EBITDAP • Adjusted Free Cash Flow • Adjusted EBITDAP Margin • Adjusted Net Debt to Adjusted EBITDAP Ratio • TSR

Company Selected Measure Name	Adjusted EBITDAP
Named Executive Officers, Footnote	Mr. Crowley served as our principal executive officer (PEO) for all of fiscal year 2024, fiscal year 2023, fiscal year 2022, and fiscal year 2021. Our non-PEO NEOs included: (a) for fiscal year 2024, Mr. McCabe, Ms. Allen, Mr. Quigley and Mr. Kasiguran; (b) for fiscal year 2023, Mr. McCabe, Ms. Allen, Mr. Quigley, Mr. Kasiguran, and William Kircher; (c) for fiscal year 2022, Mr. McCabe, Ms. Allen, Mr. Quigley, and Mr. Kircher; and (d) for fiscal year 2021, Mr. McCabe, Ms. Allen, Peter Wick, Mr. Kircher, and Daniel Ostrosky.
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Aerospace & Defense Index.
PEO Total Compensation Amount	$ 5,606,058	$ 5,928,272	$ 5,933,161	$ 7,863,997
PEO Actually Paid Compensation Amount	$ 7,700,420	428,476	10,128,002	13,271,067
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
SCT Total	$7,863,997	$5,933,161	$5,928,272	$5,606,058
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,653,749)	($3,412,500)	($3,510,001)	($3,412,503)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$7,446,085	$5,888,573	$3,481,113	$4,989,618
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,014,292	$1,219,254	($4,368,263)	$43,888
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,471,661	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$128,782	$499,514	($1,102,645)	$473,359
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$13,271,067	$10,128,002	$428,476	$7,700,420

Non-PEO NEO Average Total Compensation Amount	$ 1,295,596	1,242,030	1,731,499	1,401,319
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,614,605	316,103	2,400,078	1,843,131
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
Average SCT Total	$1,401,319	$1,731,499	$1,242,030	$1,295,596
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($428,578)	($770,201)	($397,287)	($493,387)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$557,429	$1,329,045	$393,911	$721,410
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$229,774	$80,944	($563,000)	$10,318
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$25,073	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$64,183	$28,791	($140,038)	$80,668
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($6,068)	$0	($219,513)	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Average Compensation Actually Paid	$1,843,131	$2,400,078	$316,103	$1,614,605

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during fiscal years 2021-2024.
Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDAP during fiscal years 2021-2024.
Compensation Actually Paid vs. Company Selected Measure	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDAP during fiscal years 2021-2024.
Tabular List, Table

The five items listed below represent the most important performance metrics we used to determine CAP for fiscal year 2024 as further described in our CD&A above. For a reconciliation of non-GAAP financial measures, see Appendix A to this Proxy Statement.

Most Important Performance Measures
• Adjusted EBITDAP • Adjusted Free Cash Flow • Adjusted EBITDAP Margin • Adjusted Net Debt to Adjusted EBITDAP Ratio • TSR

Total Shareholder Return Amount	$ 223	171.45	373.96	271.89
Peer Group Total Shareholder Return Amount	184	166.45	159.84	139.78
Net Income (Loss)	$ 512,000,000	$ 90,000,000	$ (43,000,000)	$ (451,000,000)
Company Selected Measure Amount	144,000,000	188,000,000	160,000,000	109,000,000
PEO Name	Mr. Crowley	Mr. Crowley	Mr. Crowley	Mr. Crowley
Additional 402(v) Disclosure

The charts below illustrate the relationship between the PEO and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during the period fiscal year 2021-fiscal year 2024. This relationship reflects the impact of changes in the Company’s stock price performance on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table for the PEO and other NEOs.

Non-PEO Name	Mr. McCabe, Ms. Allen, Mr. Quigley and Mr. Kasiguran	Mr. McCabe, Ms. Allen, Mr. Quigley, Mr. Kasiguran, and William Kircher	Mr. McCabe, Ms. Allen, Mr. Quigley, and Mr. Kircher	Mr. McCabe, Ms. Allen, Peter Wick, Mr. Kircher, and Daniel Ostrosky
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAP
Non-GAAP Measure Description	Adjusted EBITDAP is a non-GAAP financial measure. For a reconciliation of net income to EBITDAP, see Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDAP Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Debt to Adjusted EBITDAP Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,412,503)	$ (3,510,001)	$ (3,412,500)	$ (5,653,749)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,989,618	3,481,113	5,888,573	7,446,085
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,888	(4,368,263)	1,219,254	2,014,292
PEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,471,661
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	473,359	(1,102,645)	499,514	128,782
PEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(493,387)	(397,287)	(770,201)	(428,578)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	721,410	393,911	1,329,045	557,429
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,318	(563,000)	80,944	229,774
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	25,073
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,668	(140,038)	28,791	64,183
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(219,513)	0	(6,068)
Non-PEO NEO | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0